Pension Plans (Benefits Expected to be Paid) (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)
Japan
Defined Benefit Plan Disclosure [Line Items]
2026	¥ 5,919
2027	5,150
2028	5,145
2029	5,852
2030	5,847
2031-2035	31,513
Total	59,426
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
2026	3,106
2027	3,208
2028	3,236
2029	3,260
2030	3,441
2031-2035	20,193
Total	¥ 36,444